Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table reconciles cash, cash equivalents and restricted cash reported in our consolidated balance sheets to the total amount presented in our consolidated statements of cash flows:

	As of December 31,
(in millions)	2022	2021
Cash & cash equivalents	€248.6	€256.4
Restricted cash included within current assets	0.3	—
Restricted cash included within investments & other assets	—	0.3
Total	€248.9	€256.7

Restrictions on Cash and Cash Equivalents
The following table reconciles cash, cash equivalents and restricted cash reported in our consolidated balance sheets to the total amount presented in our consolidated statements of cash flows:

	As of December 31,
(in millions)	2022	2021
Cash & cash equivalents	€248.6	€256.4
Restricted cash included within current assets	0.3	—
Restricted cash included within investments & other assets	—	0.3
Total	€248.9	€256.7